EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Components of Numerator and Denominator in Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,881,275	5,881,275
Net loss from continuing operations	$ (176,069)	$ (54,315)
Net loss from discontinued operations	(1,016)	(12,537)
Net (loss) attributable to Frontline Ltd.	$ (175,478)	$ (66,188)
Weighted average number of ordinary shares	78,204,000	77,859,000